Revenue From Services Rendered - Summary of Revenue From Services Rendered (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue from services rendered	R$ 977,403	R$ 600,779	R$ 454,420
Net revenue from management fees	812,367	487,533	393,367
Net revenue from performance fees	27,706	37,188	21,254
Net revenue from advisory services	91,901	68,134	39,799
Net revenue from other revenues	R$ 45,429	R$ 7,924	R$ 0